Stockholders Deficit and Redeemable Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - Redeemable convertible preferred stock - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Temporary equity, shares authorized (in shares)	51,033	39,914
Temporary equity, Shares issued	41,588	29,760
Temporary equity, Carrying value	$ 759,582	$ 535,864
Series Seed Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	2,023	2,023
Temporary equity, Shares issued	2,023	2,023
Temporary equity, Carrying value	$ 2,950	$ 2,950
Series Seed-1 Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	3,273	3,273
Temporary equity, Shares issued	3,273	3,273
Temporary equity, Carrying value	$ 204,454	$ 204,454
Series A Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	6,005	6,005
Temporary equity, Shares issued	6,005	6,005
Temporary equity, Carrying value	$ 74,913	$ 74,913
Series B Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	5,869	5,869
Temporary equity, Shares issued	5,869	5,869
Temporary equity, Carrying value	$ 72,096	$ 72,096
Series C Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	11,159	18,675
Temporary equity, Shares issued	11,159	9,852
Temporary equity, Carrying value	$ 213,871	$ 171,647
Series M Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	2,812	3,424
Temporary equity, Shares issued	2,812	2,738
Temporary equity, Carrying value	$ 10,990	$ 9,804
Series J Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	922	645
Temporary equity, Shares issued	0	0
Temporary equity, Carrying value	$ 0	$ 0
Series D-1 Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001
Temporary equity, shares authorized (in shares)	17,729
Temporary equity, Shares issued	10,447
Temporary equity, Carrying value	$ 180,308
Series D-2 Preferred Stock
Class of Stock [Line Items]
Temporary equity, par or stated value per share	$ 0.0001
Temporary equity, shares authorized (in shares)	1,241
Temporary equity, Shares issued	0
Temporary equity, Carrying value	$ 0